Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 339,505	$ 302,161
Common shares, issued (in shares)	30,022,928	31,011,831
Common shares, outstanding (in shares)	30,022,928	31,011,831
Treasury shares (in shares)	1,564,813	1,845,201